Financial results, net (Tables)	12 Months Ended
Dec. 31, 2025
Financial results, net
Schedule of financial results, net

	2025	2024	2023
Interest income	40,363	56,368	52,680
Foreign exchange results	15,898	2,531	39,772
Other financial income (1)	12,083	12,531	9,146
Financial income	68,344	71,430	101,598

Interest expense	(90,827)	(107,464)	(95,185)
Foreign exchange results (2)	(60,458)	314,505	(203,798)
Changes in liability for concessions (3)	(81,743)	(87,556)	(98,480)
Other financial loss (4)	(10,927)	(9,180)	(9,107)
Financial loss	(243,955)	110,305	(406,570)

Inflation adjustment (Note 2.X)	(11,074)	(21,260)	(40,547)
Inflation adjustment	(11,074)	(21,260)	(40,547)
Financial results, net	(186,685)	160,475	(345,519)

(1) Mainly includes gains from other financial assets and cash equivalents for a total amount of USD 10,762 for the year ended December 31, 2025 (USD 9,464 and USD 5,021 for the year ended December 31, 2024 and 2023, respectively).

(2) Corresponds mainly to foreign exchange results in real terms (inflation-adjusted) arising from foreign currency loans in AA2000.

(3) Corresponds mainly to changes in the liabilities of Brazilian concessions due to passage of time and changes in the Brazilian IPCA.

(4)  Includes leases financial cost, see Note 14(ii).